Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2013
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Mar. 27, 2014
Document Effective Date	Mar. 27, 2014
Prospectus Date	Apr. 01, 2014
Dreyfus Global Dynamic Bond Fund | A
Risk/Return:
Trading Symbol	DGDAX
Dreyfus Global Dynamic Bond Fund | C
Risk/Return:
Trading Symbol	DGDCX
Dreyfus Global Dynamic Bond Fund | I
Risk/Return:
Trading Symbol	DGDIX
Dreyfus Global Dynamic Bond Fund | Class Y
Risk/Return:
Trading Symbol	DGDYX